35 Segment information (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 38,757,840	R$ 35,077,269
Reporting segments [member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	38,434,223	34,736,147
Reporting segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	17,299,352	17,863,336
Reporting segments [member] | USA and Europe [member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	7,242,262	4,852,760
Reporting segments [member] | Mexico [member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	13,892,609	12,020,051
Unallocated amounts [member]
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 323,617	R$ 341,122